As filed with the Securities and Exchange Commission on March 21, 2018

Securities Act File No. 033-25378

Investment Company Act File No. 811-05684

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 62	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 62	[X]

ALPINE EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Address of Principal Executive Offices)

1-888-785-5578

(Registrant's Telephone Number, Including Area Code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _____________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 62 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 61 filed February 23, 2018 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 62 be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase and State of New York on the 21st day of March, 2018.

ALPINE EQUITY TRUST

By:	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on March 21, 2018.

	Signature	Title

	/s/ Samuel A. Lieber	President and Trustee
Samuel A. Lieber

	/s/ Ronald G. Palmer, Jr.	Chief Financial Officer
Ronald G. Palmer, Jr.

	Eleanor T.M. Hoagland*	Trustee
Eleanor T.M. Hoagland

	H. Guy Leibler*	Trustee
H. Guy Leibler

	Jeffrey E. Wacksman*	Trustee
Jeffrey E. Wacksman

By:	/s/ Samuel A. Lieber
Samuel A. Lieber Attorney-in-Fact pursuant to Power of Attorney*

*	Pursuant to Powers of Attorney for H. Guy Leibler and Jeffrey E. Wacksman incorporated by reference to PEA No. 40 to the Registration Statement filed with the SEC via EDGAR on December 29, 2010. Pursuant to Power of Attorney for Eleanor T.M. Hoagland incorporated by reference to PEA No. 48 to the Registration Statement filed with the SEC via EDGAR on February 28, 2013.

ALPINE EQUITY TRUST

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase